Changes in Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income [Line Items]
Balance as of December 31, 2011	$ 1,379
Total other comprehensive (loss) income, net of income taxes of nil	(288)	(433)	1,495
Balance as of December 31, 2012	1,227	1,379
Foreign Currency Translation
Accumulated Other Comprehensive Income [Line Items]
Balance as of December 31, 2011	1,611	2,038
Other comprehensive income before reclassifications	(988)	(427)
Amounts reclassified from AOCI	604
Total other comprehensive (loss) income, net of income taxes of nil	(384)	(427)
Balance as of December 31, 2012	1,227	1,611
Defined Benefit Pension Plans
Accumulated Other Comprehensive Income [Line Items]
Balance as of December 31, 2011	(232)	(261)
Other comprehensive income before reclassifications
Amounts reclassified from AOCI	232	29
Total other comprehensive (loss) income, net of income taxes of nil	232	29
Balance as of December 31, 2012		(232)
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income [Line Items]
Balance as of December 31, 2011	1,379	1,777
Other comprehensive income before reclassifications	(988)	(427)
Amounts reclassified from AOCI	836	29
Total other comprehensive (loss) income, net of income taxes of nil	(152)	(398)	1,598
Balance as of December 31, 2012	$ 1,227	$ 1,379	$ 1,777